UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08342

Global Macro Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2008

Item 1. Schedule of Investments

Global Macro Portfolio	as of January 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Bonds & Notes — 90.7%

Security	Principal		U.S. $ Value
Brazil — 0.7%
Nota Do Tesouro Nacional, 6.00%, 5/15/15 (1)	BRL	10,663,210	$5,547,785
Total Brazil (identified cost $5,588,191)			$5,547,785
Chile — 0.5%
JP Morgan Chilean Inflation Linked Note, 7.433%, 11/17/15 (2)		$3,000,000	$4,031,454
Total Chile (identified cost $3,000,000)			$4,031,454
Costa Rica — 0.3%
Titulo Propiedad Ud, 1.00%, 1/12/22 (3)	CRC	1,907,545,637	$2,211,322
Titulo Propiedad Ud, 1.63%, 7/13/16 (4)	CRC	223,494,908	253,367
Total Costa Rica (identified cost $2,454,627)			$2,464,689
Egypt — 11.9%
Arab Republic of Egypt, 8.75%, 7/18/12 (5)	EGP	25,500,000	$4,688,395
Egyptian Treasury Bill, 0.00%, 2/12/08	EGP	21,225,000	3,815,148
Egyptian Treasury Bill, 0.00%, 2/19/08	EGP	48,925,000	8,784,119
Egyptian Treasury Bill, 0.00%, 6/10/08	EGP	16,000,000	2,818,997
Egyptian Treasury Bill, 0.00%, 2/5/08	EGP	100,000	17,995
Egyptian Treasury Bill, 0.00%, 3/4/08	EGP	14,175,000	2,539,221
Egyptian Treasury Bill, 0.00%, 3/11/08	EGP	29,025,000	5,193,345
Egyptian Treasury Bill, 0.00%, 3/18/08	EGP	43,950,000	7,854,801
Egyptian Treasury Bill, 0.00%, 4/1/08	EGP	54,100,000	9,646,510
Egyptian Treasury Bill, 0.00%, 4/8/08	EGP	78,550,000	13,989,752
Egyptian Treasury Bill, 0.00%, 4/22/08	EGP	7,175,000	1,274,856
Egyptian Treasury Bill, 0.00%, 5/6/08	EGP	48,550,000	8,605,832
Egyptian Treasury Bill, 0.00%, 5/20/08	EGP	52,625,000	9,305,692
Egyptian Treasury Bill, 0.00%, 7/1/08	EGP	33,925,000	5,955,159
Egyptian Treasury Bill, 0.00%, 7/8/08	EGP	29,075,000	5,097,459
Egyptian Treasury Bill, 0.00%, 7/22/08	EGP	37,000,000	6,470,485
Egyptian Treasury Bill, 0.00%, 1/6/09	EGP	20,650,000	3,498,729
Total Egypt (identified cost $100,091,962)			$99,556,495
Ghana — 0.9%
Ghanaian Government Bond, 13.00%, 8/2/10 (6)	GHS	600,000	$609,633
Ghanaian Government Bond, 13.69%, 3/15/10 (6)	GHS	1,900,000	1,965,044
Ghanaian Treasury Bond, 13.50%, 3/29/10 (6)	GHS	980,000	1,015,224
Ghanaian Treasury Bond, 13.67%, 6/15/12 (6)	GHS	4,300,000	4,287,270
Total Ghana (identified cost $8,316,000)			$7,877,171
Indonesia — 2.3%
APP Finance VI, 0.00%, 11/18/12 (7) (8) (9)		$4,000,000	$20,000
APP Finance VII, 3.50%, 4/30/24 (7) (8) (9)		2,000,000	10,000
Indonesia Recapital, 14.00%, 6/15/09	IDR	80,370,000,000	9,397,069
Republic of Indonesia, 12.00%, 9/15/11	IDR	83,946,000,000	10,003,568
Total Indonesia (identified cost $22,376,424)			$19,430,637
Kenya — 0.0%
Kenyan Treasury Bond, 9.50%, 3/23/09	KES	12,500,000	$173,590
Total Kenya (identified cost $181,451)			$173,590

Mongolia — 0.5%
ING Bank Mongolian Credit Linked Note, 10.80%, 6/12/08		$4,000,000	$3,972,696
Total Mongolia (identified cost $4,000,000)			$3,972,696
Nigeria — 1.6%
Nigerian Treasury Bill, 0.00%, 9/4/08 (6)	NGN	145,188,000	$1,187,981
Nigerian Treasury Bond, 9.35%, 8/31/17	NGN	404,606,000	3,186,077
Nigerian Treasury Bond, 12.00%, 4/28/09	NGN	523,213,000	4,683,086
Nigerian Treasury Bond, 17.00%, 12/16/08	NGN	444,300,000	4,091,061
Total Nigeria (identified cost $12,672,012)			$13,148,205
Peru — 6.8%
Peru Certificates of Deposit, 0.00%, 4/3/08	PEN	29,100,000	$9,840,261
Peru Certificates of Deposit, 0.00%, 6/6/08	PEN	35,800,000	11,989,169
Peru Certificates of Deposit, 0.00%, 7/3/08	PEN	23,700,000	7,903,664
Peru Certificates of Deposit, 0.00%, 11/6/08	PEN	28,700,000	9,370,064
Peru Certificates of Deposit, 0.00%, 12/9/08	PEN	14,100,000	4,580,426
Peru Certificates of Deposit, 0.00%, 1/5/09	PEN	9,600,000	3,105,853
Peru Certificates of Deposit, 0.00%, 2/9/09	PEN	29,800,000	9,581,021
Total Peru (identified cost $55,988,601)			$56,370,458
Republic of Uganda — 0.1%
Ugandan Treasury Bill, 0.00%, 10/23/08 (6)	UGX	1,096,000,000	$580,912
Total Republic of Uganda (identified cost $581,615)			$580,912
United States — 64.2%
Corporate Bonds and Notes — 0.2%
Eaton Corp., 8.875%, 6/15/19		$500,000	$641,362
Ingersoll-Rand Co., 6.48%, 6/1/25		1,050,000	1,078,019
Total Corporate Bonds and Notes (identified cost $1,455,471)			$1,719,381
Collateralized Mortgage Obligations — 12.5%
Federal Home Loan Mortgage Corp., Series 1548, Class Z, 7.00%, 7/15/23		$791,201	$830,832
Federal Home Loan Mortgage Corp., Series 1817, Class Z, 6.50%, 2/15/26		674,415	702,742
Federal Home Loan Mortgage Corp., Series 1927, Class ZA, 6.50%, 1/15/27		2,653,590	2,771,542
Federal Home Loan Mortgage Corp., Series 2127, Class PG, 6.25%, 2/15/29		3,040,891	3,182,274
Federal Home Loan Mortgage Corp., Series 4, Class D, 8.00%, 12/25/22		575,794	599,700
Federal National Mortgage Association, Series 1992-180, Class F, 4.525%, 10/25/22 (10)		2,741,447	2,813,567
Federal National Mortgage Association, Series 1993-104, Class ZB, 6.50%, 7/25/23		837,820	876,341
Federal National Mortgage Association, Series 1993-121, Class Z, 7.00%, 7/25/23		10,513,274	11,253,392
Federal National Mortgage Association, Series 1993-141, Class Z, 7.00%, 8/25/23		1,987,597	2,116,194
Federal National Mortgage Association, Series 1993-16, Class Z, 7.50%, 2/25/23		2,580,307	2,798,015
Federal National Mortgage Association, Series 1993-79, Class PL, 7.00%, 6/25/23		1,905,113	2,039,268
Federal National Mortgage Association, Series 1994-42, Class ZQ, 7.00%, 4/25/24		12,289,223	13,136,666
Federal National Mortgage Association, Series 1994-63, Class PJ, 7.00%, 12/25/23		2,070,747	2,095,484
Federal National Mortgage Association, Series 1994-79, Class Z, 7.00%, 4/25/24		2,419,350	2,590,398
Federal National Mortgage Association, Series 1994-89, Class ZQ, 8.00%, 7/25/24		1,608,306	1,792,703
Federal National Mortgage Association, Series 1996-35, Class Z, 7.00%, 7/25/26		616,186	659,633
Federal National Mortgage Association, Series 1998-16, Class H, 7.00%, 4/18/28		1,788,937	1,915,599
Federal National Mortgage Association, Series 1999-25, Class Z, 6.00%, 6/25/29		5,593,841	5,801,308
Federal National Mortgage Association, Series 2000-49, Class A, 8.00%, 3/18/27		1,922,514	2,122,364
Federal National Mortgage Association, Series 2001-37, Class GA, 8.00%, 7/25/16		306,724	335,099
Federal National Mortgage Association, Series G93-1, Class K, 6.675%, 1/25/23		2,890,331	3,042,326
Federal National Mortgage Association, Series G93-31, Class PN, 7.00%, 9/25/23		9,124,451	9,702,856

Federal National Mortgage Association, Series G93-41, Class ZQ, 7.00%, 12/25/23	$18,051,912	19,279,074
Government National Mortgage Association, Series 1996-22, Class Z, 7.00%, 10/16/26	1,595,330	1,695,169
Government National Mortgage Association, Series 1999-42, Class Z, 8.00%, 11/16/29	3,835,548	4,219,715
Government National Mortgage Association, Series 2001-35, Class K, 6.45%, 10/26/23	648,706	684,637
Government National Mortgage Association, Series 2002-48, Class OC, 6.00%, 9/16/30	5,000,000	5,161,987
Total Collateralized Mortgage Obligations (identified cost $102,272,800)		$104,218,885
Commercial Mortgage Backed Security — 2.7%
JPMCC, Series 2005-LDP5, Class AM, 5.221%, 12/15/44 (11)	$9,960,000	$9,384,748
MLMT, Series 2006-C2, Class A2, 5.756%, 8/12/43 (11)	7,000,000	6,971,060
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42 (11)	6,000,000	5,808,829
Total Commercial Mortgage Backed Security (identified cost $22,632,793)		$22,164,637
Mortgage Pass-Throughs — 48.6%
Federal Home Loan Mortgage Corp.:
5.50% with maturity at 2013	$19,262,160	$19,864,012
6.00% with maturity at 2024	5,817,393	6,160,840
6.50% with various maturities to 2024	7,266,164	7,759,170
6.552% with maturity at 2023 (12)	1,248,304	1,258,154
7.00% with various maturities to 2031	7,692,534	8,397,575
7.31% with maturity at 2026	468,385	515,878
7.50% with various maturities to 2027	11,716,220	13,034,574
7.95% with maturity at 2022	760,807	861,440
8.00% with various maturities to 2030	4,523,023	5,119,173
8.15% with maturity at 2021	481,262	530,804
8.30% with maturity at 2021	404,962	462,179
8.47% with maturity at 2018	428,662	489,354
8.50% with various maturities to 2028	2,480,818	2,866,316
9.00% with various maturities to 2027	4,969,409	5,689,104
9.25% with various maturities to 2016	47,218	47,983
9.50% with various maturities to 2027	517,219	613,315
9.75% with various maturities to 2020	29,042	31,850
10.00% with various maturities to 2020	1,924,197	2,230,956
10.50% with maturity at 2021	763,201	910,743
11.00% with maturity at 2016 (13)	1,308,107	1,535,464
13.25% with maturity at 2013	1,750	1,975
		$78,380,859
Federal National Mortgage Association:
5.422% with maturity at 2022 (12)	$4,265,134	$4,258,533
5.483% with various maturities to 2035 (12)	42,446,705	42,329,912
5.484% with maturity at 2034 (12)	28,790,087	28,743,087
5.50% with various maturities to 2018	2,351,849	2,423,377
5.508% with maturity at 2035 (12)	9,886,939	9,874,417
5.609% with maturity at 2023 (12)	2,383,781	2,380,239
5.633% with various maturities to 2033 (12)	34,123,591	34,083,537
5.833% with maturity at 2024 (12)	1,987,664	1,999,186
6.33% with maturity at 2023 (12)	425,426	428,572
6.334% with maturity at 2032 (12)	7,723,063	7,879,057
6.50% with various maturities to 2030	19,924,580.00	21,285,723.00
6.841% with maturity at 2028 (12)	559,093	571,573
7.00% with various maturities to 2032	29,762,178	32,518,760
7.061% with maturity at 2025 (12)	966,821	1,003,379
7.50% with various maturities to 2028	18,780,569	20,514,321
8.00% with various maturities to 2030	15,067,190	17,069,752
8.50% with various maturities to 2026	157,519	175,801
8.972% with maturity at 2010 (11)	59,647	61,642
9.00% with various maturities to 2027	2,049,654	2,341,208

9.033% with maturity at 2028 (11)		$1,405,884	1,606,519
9.50% with various maturities to 2030		3,525,543	4,024,075
10.50% with maturity at 2029		930,555	1,127,943
11.00% with maturity at 2016		124,352	139,123
11.011% with maturity at 2027 (11)		1,520,557	1,797,787
11.50% with maturity at 2031		963,440	1,203,270
			$239,840,793
Government National Mortgage Association:
5.125% with maturity at 2024 (11)		$1,045,638	$1,067,864
6.50% with maturity at 2013		1,129,729	1,188,617
7.00% with various maturities to 2026		19,575,077	21,578,324
7.50% with various maturities to 2031		15,635,337	17,462,885
7.75% with maturity at 2019		44,965	50,491
8.00% with various maturities to 2034		33,299,442	37,544,688
8.30% with various maturities to 2020		307,649	344,317
8.50% with various maturities to 2021		2,971,918	3,364,319
9.00% with various maturities to 2025		915,498	1,048,201
9.50% with various maturities to 2026 (13)		2,922,853	3,527,422
			$87,177,128
Total Mortgage Pass-Throughs (identified cost $394,682,488)			$405,398,780
U.S. Treasury Obligations — 0.2%
United States Treasury Bond, 7.875%, 2/15/21 (identified cost $1,795,539)		$1,500,000	$2,070,821
Total United States (identified cost $522,839,091)			$535,572,504
Uruguay — 0.9%
Republic of Uruguay, 5.00%, 9/14/18 (14)	UYU	148,322,136	$7,645,108
Total Uruguay (identified cost $6,819,133)			$7,645,108
Total Bonds & Notes (identified cost $744,909,107)			$756,371,704

Common Stocks — 0.2%

Security	Shares	Value
China — 0.2%
Business Services — 0.0%
APP China (5)	8,155	$326,200
		$326,200
Commercial Banks — 0.2%
Industrial and Commercial Bank of China (7)	2,191,752	$1,301,602
		$1,301,602
Total China (identified cost $2,395,650)		$1,627,802
Total Common Stocks (identified cost $2,395,650)		$1,627,802

Short-Term Investments — 8.6%

	Shares/Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.32% (15)	69,996	$69,996,028
State Street Bank and Trust Time Deposit, 2.25%, 2/1/08	1,300	1,300,000
Total Short-Term Investments (identified cost $71,296,028)		$71,296,028

Call Options Purchased — 0.2%

	Principal Amount of			Expiration
Description	Contracts		Strike Price	Date	Value
Euro Call Option	EUR	800,000	1.3270	1/8/2009	$132,354
Euro Call Option	EUR	800,000	1.2950	10/10/2008	164,228
Euro Call Option	EUR	800,000	1.2990	10/16/2008	160,142
Euro Call Option	EUR	800,000	1.2738	10/2/2008	185,726
Euro Call Option	EUR	800,000	1.3155	10/30/2008	144,210
Euro Call Option	EUR	800,000	1.3195	11/13/2008	140,242
Euro Call Option	EUR	800,000	1.3450	11/26/2008	110,216
Euro Call Option	EUR	800,000	1.3506	12/11/2008	112,845
Euro Call Option	EUR	800,000	1.3375	2/12/2009	122,795
Euro Call Option	EUR	800,000	1.3705	4/8/2009	96,997
Euro Call Option	EUR	800,000	1.3745	5/13/2009	94,368
South Korean Won Call Option	KRW	7,459,200,000	932.40	3/3/2009	96,448
South Korean Won Call Option	KRW	7,324,000,000	915.50	6/2/2009	70,970
Total Call Options Purchased (premiums received $795,382)					$1,631,541

Put Options Purchased — 0.1%

	Principal Amount of			Expiration
Security	Contracts		Strike Price	Date	Value
Euro Put Option	EUR	800,000	1.3270	1/8/2009	$8,730
Euro Put Option	EUR	800,000	1.2950	10/10/2008	4,039
Euro Put Option	EUR	800,000	1.2990	10/16/2008	4,359
Euro Put Option	EUR	800,000	1.2738	10/2/2008	3,080
Euro Put Option	EUR	800,000	1.3155	10/30/2008	5,709
Euro Put Option	EUR	800,000	1.3195	11/13/2008	6,408
Euro Put Option	EUR	800,000	1.3540	11/26/2008	9,950
Euro Put Option	EUR	800,000	1.3506	12/11/2008	10,163
Euro Put Option	EUR	800,000	1.3375	2/12/2009	10,873
Euro Put Option	EUR	800,000	1.3705	4/8/2009	17,566
Euro Put Option	EUR	800,000	1.3745	5/13/2009	19,733
South Korean Won Put Option	KRW	7,459,200,000	932.40	3/3/2009	216,540
South Korean Won Put Option	KRW	7,324,000,000	915.50	6/2/2009	316,104
Total Put Options Purchased (premiums received $780,782)					$633,254
Total Investments — 99.8% (identified cost $820,176,949)					$831,560,329
Other Assets, Less Liabilities — 0.2%					$1,876,096
Net Assets — 100.0%					$833,436,425

BRL	—	Brazilian Real
CRC	—	Costa Rican Colon
EGP	—	Egyptian Pound
EUR	—	Euro
GHS	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
KES	—	Kenyan Shilling
KRW	—	South Korean Won
NGN	—	Nigerian Naira
PEN	—	Peruvian Sol
UGX	—	Ugandan Shilling
UYU	—	Uruguayan Peso

(1)

Bond pays a 6% coupon on the face at the end of the payment period. Principal grows based on the ICPA (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics.  The original face is BRL 6,281,000 and the current face is BRL 10,663,210.

(2)	Bond pays a coupon of 3.8% on the face at the end of the payment period. Principal grows based on annual increases in the Chilean UF Rate, for an effective yield of 7.433%.
(3)

Bond pays a 1% coupon on the face at the end of the payment period. Principal grows based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 1,834,400,000 and the current face is CRC 1,907,545,637.

(4)

Bond pays a 1.63% coupon on the face at the end of the payment period. Principal grows based on Development Units (Unidades de Desarrollo) as calculated by the General Superintendent of Values.  The original face is CRC 204,500,000, and the current face is CRC 223,494,908.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, the aggregate value of the securities is $4,688,395 or 0.6% of the Portfolio’s net assets.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(7)	Non-income producing security.
(8)	Convertible bond.
(9)	Defaulted security.
(10)	Floating-Rate.
(11)	Weighted average fixed-rate coupon that changes/updates monthly.
(12)	Adjustable rate securities. Rates shown are the rates at period end.
(13)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(14)	Bond pays a coupon of 5% on the face at the end of the payment period. Principal grows with the Uruguayan inflation rate. Original face of the bond is UYU 135,030,000.
(15)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of January 31, 2008.  Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2008 was $495,751.

A summary of financial instruments at January 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
2/04/08	Canadian Dollar 12,360,000	United States Dollar 12,519,942	261,411
2/11/08	Canadian Dollar 11,078,000	United States Dollar 11,025,299	40,212
2/07/08	Euro	United States Dollar
2/14/08	Euro	United States Dollar
2/04/08	Icelandic Krona 557,293,250	Euro 5,754,189	(50,793)
2/05/08	New Zealand Dollar 13,323,002	United States Dollar 10,234,464	(201,246)
4/03/08	Peruvian Sol 9,400,000	United States Dollar 3,198,367	(29,146)
4/07/08	Peruvian Sol 9,800,000	United States Dollar 3,391,004	25,601
6/06/08	Peruvian Sol 35,800,000	United States Dollar 12,193,461	(113,662)

7/03/08	Peruvian Sol 23,700,000	United States Dollar 8,074,957	$(73,950)
11/06/08	Peruvian Sol 14,100,000	United States Dollar 4,789,402	(64,807)
11/10/08	Peruvian Sol 14,600,000	United States Dollar 4,956,714	(69,818)
12/11/08	Peruvian Sol 14,100,000	United States Dollar 4,789,402	(66,397)
2/09/09	Peruvian Sol 29,800,000	United States Dollar 10,088,016	(177,129)
2/07/08	South African Rand 157,701,444	United States Dollar 21,855,927	839,423
			$370,492

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
2/25/08	Botswana Pula 5,420,000	United States Dollar 864,056	$(6,126)
4/30/08	Botswana Pula 6,740,000	United States Dollar 1,075,030	(22,773)
3/04/08	Brazilian Real 37,813,434	United States Dollar 21,130,102	213,875
7/21/08	Guatemalan Quetzal 24,719,931	United States Dollar 3,166,396	(61,033)
2/19/08	Icelandic Krona 557,293,250	Euro 5,791,925	(39,232)
2/04/08	Icelandic Krona 557,293,250	Euro 6,045,707	(380,827)
2/25/08	Icelandic Krona 803,086,500	Euro 8,267,310	41,011
2/11/08	Icelandic Krona 548,877,000	Euro 5,952,015	(387,209)
3/04/08	Icelandic Krona 557,293,250	Euro 5,710,908	33,541
3/03/08	Indian Rupee 257,342,000	United States Dollar 6,258,209	932
2/14/08	Indian Rupee 255,462,000	United States Dollar 6,500,305	(16,853)
2/19/08	Indian Rupee 256,241,000	United States Dollar 6,498,631	2,352
2/25/08	Indian Rupee 362,750,000	United States Dollar 9,185,870	13,505
2/26/08	Indonesian Rupiah 45,000,000,000	United States Dollar 4,833,512	25,181
2/19/08	Indonesian Rupiah 59,508,000,000	United States Dollar 6,252,811	171,960
10/14/08	Kazakh Tenge 757,300,000	United States Dollar 6,058,400	(67,850)
2/22/08	Kenyan Shilling 76,370,000	United States Dollar 1,107,052	(46,383)
3/05/08	Kenyan Shilling 61,000,000	United States Dollar 978,113	(130,925)
2/11/08	Malaysian Ringgit 43,500,000	United States Dollar 13,271,501	172,135
2/19/08	Malaysian Ringgit 41,400,000	United States Dollar 12,738,854	54,558
2/25/08	Malaysian Ringgit 21,941,000	United States Dollar 6,689,737	89,977
3/03/08	Malaysian Ringgit 43,750,000	United States Dollar 13,405,853	111,657

3/10/08	Malaysian Ringgit 39,000,000	United States Dollar 12,056,760	$(7,959)
2/22/08	Maritian Rand 36,600,000	United States Dollar 1,275,706	5,537
2/22/08	Mexican Peso 98,110,000	United States Dollar 8,939,163	113,137
2/28/08	Mexican Peso 62,200,000	United States Dollar 5,689,718	45,940
2/04/08	New Turkish Lira 19,794,301	United States Dollar 16,801,885	43,834
2/28/08	New Turkish Lira 13,625,867	United States Dollar 11,394,183	109,189
2/29/08	Philippine Peso 370,750,000	United States Dollar 9,117,401	14,878
2/08/08	Philippine Peso 370,750,000	United States Dollar 9,135,148	4,100
2/15/08	Philippine Peso 370,750,000	United States Dollar 9,050,851	83,750
2/22/08	Philippine Peso 370,750,000	United States Dollar 9,020,901	109,058
2/07/08	Polish Zloty 57,282,125	Euro 15,863,165	25,938
2/14/08	Polish Zloty 40,394,375	Euro 11,216,609	(30,277)
2/29/08	Polish Zloty 48,498,125	Euro 13,394,127	61,246
2/21/08	Polish Zloty 40,394,375	Euro 11,203,232	(14,366)
2/19/08	Romanian Leu 19,578,000	Euro 5,283,498	(50,307)
4/04/08	Ugandan Shilling 4,563,765,520	United States Dollar 2,565,144	60,522
2/07/08	Zambian Kwacha 2,765,475,000	United States Dollar 671,994	56,363
5/07/08	Zambian Kwacha 2,250,000,000	United States Dollar 573,248	10,015
			$568,044

At January 31, 2008, closed forward foreign currency purchases and sales excluded above amounted to a receivable of $500,216, and a payable of $227,171.

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/08	273 U.S. Treasury Note	Long	$30,922,471	$31,864,219	$941,748
3/08	80 Nikkei 225	Long	6,466,420	5,440,000	(1,026,420)
3/08	21 DAX 30 Index	Long	6,185,189	5,371,636	(813,553)
3/08	68 Japan 10 Year Bond	Short	(87,117,225)	(88,244,909)	(1,127,684)
3/08	165 FTSE/JSE Top 40	Short	(5,636,566)	(5,576,829)	59,736
					$(1,966,173)

Descriptions of the underlying instruments to Futures Contracts: US Treasury Note: United States Treasury Note having a maturity 6 ½ years or more but less than 10 years. Nikkei 225: The Nikkei 225 Stock Average is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange. Dax 30 Index: The Dax 30 Index is a Blue Chip Stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange. Japan 10 Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years. FTSE/JSE Top 40 Index: The FTSE/JSE Top 40 Index is a capitalization weighted index of the 40 largest companies by market capitalization included in the FTSE/JSE All Shares Index.

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Egypt	Buy	$6,000	0.75%	1/20/11	60,159
Barclays Bank PLC	Turkey	Buy	4,170	2.12	1/20/13	(14,869)
Barclays Bank PLC	Turkey	Buy	4,100	2.13	1/20/13	(16,428)
Citigroup Global Markets	Indonesia	Buy	10,000	1.73	6/20/11	(1,005)
Citigroup Global Markets	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
Credit Suisse First Boston	Greece	Buy	20,000	0.195	6/20/20	701,180
Credit Suisse First Boston	Italy	Buy	18,200	0.20	12/20/16	349,098
Credit Suisse First Boston	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
Credit Suisse First Boston	Turkey	Buy	5,000	2.87	7/20/11	(206,071)
Credit Suisse First Boston	Turkey	Buy	4,120	2.11	1/20/13	(12,875)
Goldman Sachs, Inc	Greece	Buy	30,000	0.20	6/20/20	1,037,499
Goldman Sachs, Inc	Greece	Buy	50,000	0.29	6/20/15	714,244
HSBC Bank USA	Serbia	Buy	7,000	1.30	5/5/11	191,496
J.P. Morgan Chase Bank	Greece	Buy	20,000	0.12625	9/20/17	661,168
J.P. Morgan Chase Bank	Indonesia	Buy	5,000	2.09	9/20/11	(50,000)
J.P. Morgan Chase Bank	Philippines (Republic of the)	Buy	5,000	1.88	6/20/11	(26,086)
J.P. Morgan Chase Bank	Turkey	Buy	4,000	3.60	4/6/09	(132,746)
J.P. Morgan Chase Bank	Turkey	Buy	10,000	3.16	4/1/10	(426,111)
J.P. Morgan Chase Bank	Turkey	Buy	12,610	2.12	1/20/13	(44,965)
Merrill Lynch Capital Services	Turkey	Buy	5,000	2.11	1/20/13	(15,624)
Morgan Stanley	Turkey	Buy	3,000	3.40	1/29/09	(79,703)
Morgan Stanley	Turkey	Buy	5,000	4.05	4/6/14	(459,630)
						$2,176,559

Interest Rate Swaps

Counterparty	Notional Amount	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Capital PLC	36,000,000 MYR	Pay	KLIBOR	3.85%	March 27, 2012	$22,414
J.P. Morgan Chase Bank	12,290,767 BRL	Pay	Brazil Interbank Deposit Rate	10.35	January 2, 2012	(671,904)
J.P. Morgan Chase Bank	38,710,005 BRL	Pay	Brazil Interbank Deposit Rate	11.34	January 2, 2009	(180,276)
J.P. Morgan Chase Bank	10,533,705 BRL	Pay	Brazil Interbank Deposit Rate	12.73	January 2, 2012	29,550
Merrill Lynch Capital Services	241,500,000 INR	Receive	NSERO	7.85	March 30, 2012	(284,518)
						$(1,084,734)

BLR	—	Brazilian Real
INR	—	Indian Rupee
MYR	—	Malaysian Ringgit

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
Merrill Lynch Capital Services	$4,306,420	12/1/08	1-month USD-LIBOR-BBA + 50bp	Total Return on Merrill Lynch Abu Dhabi Index	$(52,349)
					$(52,349)

At January 31, 2008, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$820,920,248
Gross unrealized appreciation	$16,746,968
Gross unrealized depreciation	(6,106,887)
Net unrealized appreciation	$10,640,081

The net unrealized appreciation on futures contracts, swaps, foreign currency and forward foreign currency exchange contracts at January 31, 2008 on a federal income tax basis was $272,877.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark S. Venezia
Mark S. Venezia
President

Date:	March 28, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 28, 2008